UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811- 23419

Leader Funds Trust

(Exact name of registrant as specified in charter)

315 W. Mill Plain Blvd., Suite 204

 Vancouver, WA 98660

(Address of Principal Executive Offices)

Capitol Services, Inc.

 1675 South State Street, Suite B

 Dover, DE 19901

(Name and address of agent for service)

With Copies To:

Bo J. Howell

 FinTech Law, LLC

 6224 Turpin Hills Dr.

Cincinnati, OH 45244

Registrant's telephone number, including area code: (800) 711-9164

Date of fiscal year end: 7/31/2024

Date of reporting period: 1/31/2024

Item 1. Reports to Stockholders.

Leader Capital Short Term High Yield Bond Fund

Investor Class – LCCMX
Institutional Class – LCCIX

Leader Capital High Quality Income Fund

Investor Class – LCTRX
Institutional Class – LCTIX
Class A – LCATX

Semi-Annual Report

January 31, 2024

1-800-711-9164
www.leadercapital.com

Leader Capital Short Term High Yield Bond Fund
Investment Highlights (Unaudited)

January 31, 2024

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation.

The Fund’s performance figures* for each of the periods ending January 31, 2024, as compared to its benchmark:

		Returns greater than 1 year are annualized (a)
	Six Months	1 Year	5 Year	10 Year
Leader Capital Short Term High Yield Bond Fund - Investor Class	10.72%	11.65%	2.46%	2.15%
Leader Capital Short Term High Yield Bond Fund - Institutional Class	10.90%	11.99%	2.85%	2.97%
ICE BofA 1-3 Year US Corporate & Government Index**	6.92%	4.26%	1.52%	1.30%

*

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. The Fund’s total annual operating expense ratios are 3.24% and 2.74% for Investor Class and Institutional Class shares, respectively, per the Fund’s prospectus dated September 28, 2023, as amended. For performance information current to the most recent month-end, please call 1-800-711-9164.

**

ICE BofA 1-3 Year US Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(a)	Returns are based on traded net asset values.

Leader Capital Short Term High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2024

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK — 7.8%
	ASSET MANAGEMENT — 2.5%
27	Eaton Vance Senior Floating Rate Trust (a)(b)(c)	3.688	Perpetual	$621,000
18	Eaton Vance Senior Floating Rate Trust (a)(b)(c)	3.768	Perpetual	414,000
				1,035,000
	INSTITUTIONAL FINANCIAL SERVICES — 5.3%
18,818	B Riley Financial, Inc.	5.250	Perpetual	268,251
17,988	B Riley Financial, Inc.	6.000	Perpetual	280,748
64,295	B Riley Financial, Inc.	6.750	Perpetual	1,601,756
				2,150,755
	TOTAL PREFERRED STOCK — (Cost $3,329,340)			3,185,755

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.2%
	COLLATERALIZED LOAN OBLIGATIONS — 82.2%
1,000,000	Allegro CLO VI, LTD. (d)(e)	2018-6	Class E	11.464	1/17/2031	945,665
700,000	Ares CLO XLVIII, LTD. (d)(e)	2018-48	Class E	11.361	7/22/2030	666,336
1,500,000	Atlas Senior Loan Fund VII, LTD. (d)(e)	2016-7A	Class ER	12.183	11/28/2031	1,327,084
1,000,000	BlueMountain CLO 2015-4, LTD. (d)(e)	2015-4R	Class ER	12.144	4/22/2030	941,290
1,000,000	BlueMountain CLO 2018-2, LTD. (d)(e)	2018-2	Class E	11.623	8/15/2031	939,107
1,450,000	Canyon Capital CLO 2014-1, LTD. (d)(e)	2014-1R	Class DR	11.399	1/30/2031	1,288,830
500,000	Dryden 37 Senior Loan Fund (d)(e)	015-37R	Class ER	11.046	1/15/2031	461,207
1,000,000	LCM XXII, LTD. (d)(e)	2018-22R	Class DR	11.674	10/20/2028	845,322
500,000	LCM XXVII, LTD. (d)(e)	2018-27	Class E	11.506	7/16/2031	406,064
1,000,000	Long Point Park CLO 2017, LTD. (d)(e)	2017	Class D-2	11.515	1/17/2030	965,025
1,000,000	Octagon Investment Partners XXI, LTD. (d)(e)	2014-21R2	Class DRR	12.911	2/17/2032	973,771
1,000,000	PPM CLO 2018-1, LTD. (d)(e)	2018-1	Class E	11.863	7/15/2031	878,352
1,000,000	Vibrant CLO IX, LTD. (d)(e)	2018-6	Class D	12.458	7/20/2031	796,395
1,000,000	Wellfleet CLO 2017-3, LTD. (d)(e)	2017-3	Class D	11.464	1/17/2031	814,299
1,150,000	Wellfleet CLO 2018-1, LTD. (d)(e)	2018-1	Class E	11.413	7/17/2031	1,066,930
1,100,000	Wind River 2018-2 CLO, LTD. (d)(e)	2018-2	Class E	11.659	7/15/2030	1,031,001
2,000,000	CQS US CLO 2022-2, LTD. (d)(e)	2022-2	Class E-1	12.811	7/20/2031	1,805,131
2,000,000	Gallatin CLO VIII 2017-1, LTD. (d)(e)	2017-1	Class ER	12.855	7/15/2031	1,875,237
1,000,000	1828 CLO, LTD. (d)(e)	2016-R	Class DR	12.518	10/15/2031	1,014,401
2,000,000	Jefferson Mill CLO, LTD. (d)(e)	2015-R	Class ER	12.666	10/20/2031	1,905,455
1,858,000	Marathon CLO XIII, LTD. (d)(e)	2019-1	Class A	12.916	4/15/2032	1,686,484
1,000,000	OZLM VI, LTD. (d)(e)	2018-6	Class DS	11.975	4/17/2031	945,042
1,000,000	Sound Point CLO XXI, LTD. (d)(e)	2018-21	Class D	11.685	10/27/2031	802,518
2,000,000	Sound Point CLO XXV, LTD. (d)(e)	2019-25R	Class ER	12.909	4/25/2033	1,780,182
1,500,000	Steele Creek CLO, LTD. (d)(e)	2014-1R	Class E	11.550	4/21/2031	1,137,433

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2024

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 82.2% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS — 82.2% (Continued)
500,000	Symphony CLO XVI, LTD. (d)(e)	2015-16R	Class ER	12.017	10/15/2031	$420,084
771,453	Venture XIV CLO, LTD. (d)(e)	2013-14R	Class ER	13.012	8/28/2029	375,558
1,500,000	Venture XXVI CLO, LTD. (d)(e)	2017-26	Class E	13.032	1/22/2029	1,026,671
1,000,000	Venture XXVIII CLO, LTD. (d)(e)	2017-28AR	Class ER	13.575	10/20/2034	848,995
1,000,000	Venture 33 CLO, LTD. (d)(e)	2018	Class E	11.863	7/15/2031	757,975
1,000,000	Vibrant CLO VI, LTD. (d)(e)	2017-6	Class E	11.536	6/20/2029	931,108
500,000	Voya CLO, LTD. (d)(e)	2019-2	Class E	12.823	7/20/2032	502,079
1,500,000	Wind River 2016-1K CLO, LTD. (d)(e)	2016-1K	Class ER	13.294	10/15/2034	1,432,411

	ASSET BACKED SECURITIES — (Cost $31,025,650)					33,593,442

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 2.6%
	BANKING — 2.6%
2,000,000	VTB Bank PJSC Via Eurasia DAC (a)(b)(e)(f)(g)	H15T10Y + 8.067%	9.500	12/29/2049	1,059,800

	TOTAL CORPORATE BONDS — (Cost $2,156,425)				1,059,800

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 0.7%
	SOVEREIGN — 0.7%
1,000,000	Ukraine Government International Bond (e)(h)	7.750	9/1/2024	299,330

	TOTAL NON U.S. GOVERNMENT & AGENCIES — (Cost $1,000,000)			299,330

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2024

Shares		Coupon Rate (%)	Maturity	Fair Value
	SHORT TERM INVESTMENTS — 3.8%
	MONEY MARKET FUNDS — 3.8%
1,545,335	First American Government Obligations Fund, Class X (i)	5.253	3/1/2024	$1,545,335

	TOTAL SHORT TERM INVESTMENTS — (Cost $1,545,335)			$1,545,335

	TOTAL INVESTMENTS — 97.1% — (Cost $39,056,750)			39,683,662
	OTHER ASSETS IN EXCESS OF LIABILITIES — 2.9%			1,164,826
	NET ASSETS — 100.0%			$40,848,488

LTD - Limited Company

PJSC - Public Joint-Stock Company

H15T10Y - U.S. Treasury Yield Curve Rate T Note 10 Year Constant Maturity

(a)	The Valuation Designee has determined that these securities are illiquid. As of January 31, 2024, these securities amounted to $2,094,800 or 5.1% of net assets.

(b)	The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees.

(c)	Rate shown represents the dividend rate as of January 31, 2024.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, the total market value of 144A securities is $34,952,572 or 85.6% of net assets.

(f)	Variable rate security; the rate shown represents the rate as of January 31, 2024.

(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer at any time.

(h)	Ukraine won approval for a debt-payment freeze from the holders of its international bonds to defer coupon and principal payments until February 2024.

(i)	Rate disclosed is the seven day effective yield as of January 31, 2024.

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
Investment Highlights (Unaudited)

January 31, 2024

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation.

The Fund’s performance figures* for each of the periods ending January 31, 2024, as compared to its benchmarks:

		Returns greater than 1 year are annualized (a)
	Six Months	1 Year	5 Year	10 Year
Leader Capital High Quality Income Fund - Investor Class	4.64%	6.97%	4.98%	5.56%
Leader Capital High Quality Income Fund - Institutional Class	4.79%	8.27%	5.51%	6.40%
Leader Capital High Quality Income Fund - Class A^	8.05%	1.83%	N/A	N/A
Bloomberg US Aggregate Bond Index**	3.15%	2.10%	0.83%	1.63%

*

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. The Fund’s total annual operating expense ratios are 1.32%, 0.94% and 1.19% for Investor Class, Institutional Class and Class A shares, respectively, per the Fund’s prospectus dated September 28, 2023, as amended. For performance information current to the most recent month-end, please call 1-800-711-9164.

^	Class A shares commenced operations on June 21, 2023.

**

Bloomberg US Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortage-backed securities and asset-back securities issued in the U.S. domestic bond market . One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(a)	Returns are based on traded net asset values.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2024

Shares		Fair Value
	COMMON STOCK — 0.1%
	FORESTRY, PAPER & WOOD PRODUCTS — 0.1%
6,504,248	Boxabl, Inc. (a)(b)(c)(d)	$780,510

	TOTAL COMMON STOCK — (Cost $411,068)	780,510

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.3%
	COLLATERALIZED LOAN OBLIGATIONS — 85.3%
1,500,000	AMMC CLO 26, LTD. (a)(e)	2023-26	Class B-1	8.018	4/15/2036	1,518,938
1,000,000	AMMC CLO 26, LTD. (a)(e)	2023-26	Class C	8.989	4/15/2036	1,012,970
500,000	Apidos CLO XV 2013-15RR, LTD. (a)(e)	2013-15RR	Class C-RR	7.862	4/21/2031	501,878
1,000,000	Apidos CLO XV 2013-15RR, LTD. (a)(e)	2013-15RR	Class B-RR	7.549	4/21/2031	1,005,730
3,700,000	Ares LXX CLO, LTD. (a)(e)	2023-70A	Class B-1	7.725	10/25/2035	3,726,000
6,000,000	Ares LXX CLO, LTD. (a)(e)	2023-70A	Class C	8.225	10/25/2035	6,047,144
500,000	Ares XXXIIR CLO, LTD. (a)(e)	2018-32R	Class B	7.591	5/15/2030	501,554
6,000,000	Ares XXXIR CLO, LTD. (a)(e)	2018-31	Class C	7.436	5/24/2030	5,974,063
5,640,000	Atlas Senior Loan Fund XVII, LTD. (a)(e)	2021-17A	Class C	8.384	10/20/2034	5,611,801
2,250,000	Atlas Senior Loan Fund XXI, LTD. (a)(e)	2023-21A	Class C	9.518	7/20/2035	2,290,345
4,000,000	Atrium CLO 2017-13, LTD. (a)(e)	2017-13	Class C	7.640	11/21/2030	3,978,426
2,000,000	Bain Capital Credit CLO 2023-4, LTD. (a)(e)	2023-4	Class B	7.818	10/21/2036	2,031,160
2,000,000	Bain Capital Credit CLO 2023-4, LTD. (a)(e)	2023-4	Class C	8.218	10/21/2036	2,017,304
2,000,000	Ballyrock CLO 25, LTD. (a)(e)	2023-25A	Class B	8.124	1/25/2036	2,018,011
2,000,000	Battalion CLO 2021-19, LTD. (a)(e)	2021-19	Class B	7.417	4/17/2034	2,010,918
1,000,000	Battalion CLO X 2016-10R2, LTD. (a)(e)	2016-10R2	Class B-R2	7.881	1/25/2035	992,625
1,000,000	Beechwood Park CLO 2019-1R. LTD. (a)(e)	2019-1R	Class B-2A-R	7.312	1/17/2035	1,003,881
2,000,000	Benefit Street Partners CLO VIII, LTD. (a)(e)	2015-8R	Class B-R	7.862	1/20/2031	2,011,041
3,000,000	Benefit Street Partners CLO XXXII, LTD. (a)(e)	2023-32A	Class B	7.724	10/27/2036	3,038,977
4,000,000	Birch Grove CLO 2023-6A, LTD. (a)(e)	2023-6A	Class C	8.718	7/20/2035	4,059,010
5,000,000	Birch Grove CLO 7, LTD. (a)(e)	2023-7A	Class C	8.565	10/20/2036	5,040,759
3,000,000	Birch Grove CLO 7, LTD. (a)(e)	2023-7A	Class B	8.165	10/20/2036	3,025,923
10,000,000	BlackRock Baker CLO 2021-1, LTD. (a)(e)	2021-1	Class C	8.439	1/17/2034	9,894,715
2,337,500	Blue Mountain CLO 2013-2R, LTD. (a)(e)	2013-2R	Class C-R	7.708	10/20/2030	2,329,837
750,000	Blue Mountain CLO 2016-2R2, LTD. (a)(e)	2016-2R2	Class B-R2	7.979	8/20/2032	757,745
2,400,000	Blue Mountain CLO 2016-3R, LTD. (a)(e)	2016-3R	Class C-R	8.000	11/15/2030	2,423,949

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2024

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.3% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS — 85.3% (Continued)
1,000,000	Blue Mountain CLO XXII 2018-22, LTD. (a)(e)	2018-22	Class C	7.774	7/15/2031	$1,003,571
5,200,000	Blue Mountain Fuji US CLO 2018-3, LTD. (a)(e)	2018-3	Class C	7.519	1/15/2030	5,164,007
6,000,000	Bryant Park Funding 2023-21, LTD. (a)(e)	2023-21	Class B	8.235	10/20/2036	6,048,195
2,000,000	Bryant Park Funding 2023-21, LTD. (a)(e)	2023-21	Class C	8.985	10/20/2036	2,021,245
625,000	Canyon CLO 2017-1R, LTD. (a)(e)	2017-1R	Class C-R	7.826	7/15/2030	630,269
2,000,000	Canyon CLO 2019-1R, LTD. (a)(e)	2019-1R	Class C-R	7.928	4/15/2032	2,014,991
6,000,000	Canyon CLO 2023-1, LTD. (a)(e)	2023-1A	Class B	8.060	10/15/2036	6,116,011
3,000,000	Canyon CLO 2023-1, LTD. (a)(e)	2023-1A	Class C	8.410	10/15/2036	3,021,841
5,550,000	Carlyle Global Market Strategies CLO 2012-4R3, LTD. (a)(e)	2012-4R3	Class C-R3	8.365	4/22/2032	5,603,413
3,000,000	Carlyle Global Market Strategies CLO 2013-3R, LTD (a)(e)	2013-3R	Class B-R	7.519	10/15/2030	2,992,113
1,000,000	Carlyle Global Market Strategies CLO 2014-1-R2, LTD. (a)(e)	2014-1R2	Class C-R2	7.630	4/17/2031	990,065
1,000,000	Carlyle Global Market Strategies CLO 2014-5RR, LTD. (a)(e)	2014-5RR	Class C-RR	8.081	7/15/2031	1,000,321
3,050,000	Carlyle Global Market Strategies CLO 2015-3R, LTD. (a)(e)	2015-1R3	Class B-R3	7.549	7/21/2031	3,066,427
2,500,000	Carlyle US CLO 2017-1R, LTD. (a)(e)	2017-1R	Class B-R	8.228	4/21/2031	2,521,143
1,000,000	Carlyle US CLO 2017-5, LTD. (a)(e)	2017-5	Class B	7.810	1/22/2030	1,003,403
1,000,000	Carlyle US CLO 2021-8, LTD. (a)(e)	2021-8	Class B	7.468	10/16/2034	1,001,000
5,000,000	Carlyle US CLO 2022-6, LTD. (a)(e)	2022-6A	Class B-R	7.951	10/25/2036	5,052,011
9,500,000	Carlyle US CLO 2022-6, LTD. (a)(e)	2022-6A	Class C-R	8.411	10/25/2036	9,578,486
5,000,000	Carlyle US CLO 2023-1, LTD. (a)(e)	2023-1	Class B	7.918	7/20/2035	5,061,581
4,000,000	Carlyle US CLO 2023-2, LTD. (a)(e)	2023-2	Class A-2	7.568	7/20/2036	4,029,513
4,000,000	Carlyle US CLO 2023-2, LTD. (a)(e)	2023-2	Class C	8.318	7/20/2036	4,044,385
5,000,000	Carlyle US CLO 2023-5, LTD. (a)(e)	2023-5	Class B	7.973	1/27/2036	5,037,721
10,000,000	Carlyle US CLO 2023-5, LTD. (a)(e)	2023-5	Class C	8.323	1/27/2036	10,051,592
3,000,000	CFIP CLO 2017-1R, LTD. (a)(e)	2017-1R	Class C-R	8.440	10/18/2034	3,026,624
2,500,000	CIFC Funding 2014-III-R2, LTD. (a)(e)	2014-III-R2	Class C-R2	8.113	10/22/2031	2,526,012
1,915,000	Columbia Cent CLO 30, LTD. (a)(e)	2020-30A	Class C	8.593	1/20/2034	1,890,226
3,000,000	Cook Park CLO 2018-1A, LTD. (a)(e)	2018-1A	Class C	7.579	4/17/2030	2,963,019
1,280,000	Crestline Denali CLO XIV, LTD. (a)(e)	2016-14R	Class C-R	8.202	10/23/2031	1,290,920
8,000,000	Diameter Capital CLO 5 (a)(e)	2023-5A	Class A-2	7.714	10/15/2036	8,118,278
1,000,000	Dryden 30-R Senior Loan Fund (a)(e)	2013-30R	Class C-R	7.489	11/15/2028	993,881
2,500,000	Dryden 36 Senior Loan Fund (a)(e)	2014-R3	Class B-R3	7.263	10/16/2028	2,500,242
1,000,000	Dryden 49R Senior Loan Fund (a)(e)	2017-49R	Class C-R	7.878	7/18/2030	1,000,005
2,000,000	Dryden 80A Senior Loan Fund (a)(e)	2019-80A	Class C-R	7.721	1/18/2033	1,979,219

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2024

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.3% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS — 85.3% (Continued)
1,250,000	Dryden CLO 2019-72R, LTD. (a)(e)	2019-72R	Class C-R	4.755	5/17/2032	$1,254,750
4,000,000	Dryden Senior Loan Fund (a)(e)	2023-107	Class A-2	7.457	8/15/2035	4,040,409
8,000,000	Dryden Senior Loan Fund (a)(e)	2023-107	Class C	8.307	8/15/2035	8,088,478
1,000,000	Elevation CLO 2017, LTD. (a)(e)	2017-8	Class C	7.861	10/25/2030	999,801
5,000,000	Elevation CLO 2020-11, LTD. (a)(e)	2020-11	Class C	8.030	4/15/2033	4,883,727
9,000,000	Elevation CLO 2023-17, LTD. (a)(e)	2023-17A	Class C	8.864	10/20/2036	9,089,109
8,000,000	Elmwood CLO 24, LTD. (a)(e)	2023-3A	Class C	8.269	12/11/2033	8,074,974
3,635,000	Galaxy CLO XV 2013-15RR, LTD. (a)(e)	2013-15RR	Class C-RR	7.672	10/15/2030	3,642,779
2,181,000	Greywolf CLO 2015-5R, LTD. (a)(e)	2015-5R	Class A-2-R	7.482	1/27/2031	2,186,435
500,000	Greywolf CLO 2015-5R, LTD. (a)(e)	2015-5R	Class B-R	7.810	1/27/2031	501,953
2,450,000	Greywolf CLO II, LTD. (a)(e)	2013-1A	Class A1	7.417	4/15/2034	2,469,500
500,000	Harbourview CLO 2018-7R, LTD. (a)(e)	2018-7R	Class B	7.520	6/18/2031	502,965
3,000,000	HPS Loan Management 2013-2, LTD. (a)(e)	2013-2	Class B-R	7.914	10/22/2029	2,991,158
1,000,000	ICG US CLO 2014-3RR, LTD. (a)(e)	2014-3RR	Class A-2-RR	7.298	4/25/2031	1,005,490
1,000,000	ICG US CLO 2017-IRR, LTD. (a)(e)	2017-1RR	Class C-RR	8.384	7/28/2034	1,009,035
13,500,000	Invesco U.S. CLO 2023-4, LTD. (a)(e)	2023-4A	Class C	8.360	1/18/2037	13,562,892
5,000,000	KKR CLO 36, LTD. (a)(e)	2021-36A	Class C	7.979	10/16/2034	4,980,516
7,500,000	KREF 2021-FL2, LTD. (a)(e)	2021-FL2	Class A-S	7.680	2/17/2039	7,127,400
3,500,000	LCM 2019-30R, LTD. (a)(e)	2019-30R	Class C-R	8.019	4/21/2031	3,509,507
2,000,000	LCM XIV 2013-14R, LTD. (a)(e)	2013-14R	Class C-R	7.862	7/21/2031	1,992,652
1,250,000	LCM XVI 2014-16R, LTD. (a)(e)	2014-16RR	Class C-R2	7.979	10/15/2031	1,255,850
1,650,000	LCM XVII 2014-17RR, LTD. (a)(e)	2014-17RR	Class B-RR	7.417	10/15/2031	1,658,677
3,000,000	LCM XVII 2014-17RR, LTD. (a)(e)	2014-17RR	Class C-RR	7.928	10/15/2031	2,977,563
5,000,000	LCM XVIII 2015-18R, LTD. (a)(e)	2015-18R	Class C-R	7.862	7/21/2031	4,961,193
4,000,000	LCM XXII, LTD. (a)(e)	2018-22R	Class B-R	8.019	10/20/2028	4,020,627
440,000	LCM XXV 2017-25, LTD. (a)(e)	2017-25	Class C-2	8.332	7/22/2030	444,562
6,600,000	LCM XXV 2018-26, LTD. (a)(e)	2018-26	Class C	7.810	1/21/2031	6,550,541
8,000,000	LoanCore 2021-CRE5 Issuer LTD. (a)(e)	2021-CRE5	Class AS	7.467	7/15/2036	7,798,332
1,100,000	Madison Park Funding LIX 2021-59, LTD. (a)(e)	2021-59	Class C	7.929	1/18/2034	1,108,641
5,000,000	Marathon VIII 2015-8R, LTD. (a)(e)	2015-8R	Class B-R	8.338	10/20/2031	5,051,388
500,000	MARBLE POINT CLO XII LTD. (a)(e)	2018-12	Class C	7.672	7/16/2031	499,551
10,400,000	Nassau 2018-II, LTD. (a)(e)	2018-II	Class C	8.388	10/15/2031	10,508,631
5,000,000	Nassau 2019-II, LTD. (a)(e)	2019-IIA	Class BN	8.286	10/15/2032	5,044,146
1,000,000	Neuberger Berman Loan Advisors CLO 40, LTD. (a)(e)	2021-40	Class B	7.212	4/18/2033	1,004,668
2,500,000	Newark BSL CLO 2017-2R, LTD (a)(e)	2017-2R	Class B-R	7.554	7/25/2030	2,494,597
5,000,000	Northwoods Capital XV, LTD. (a)(e)	2017-15	Class C-1-R	8.250	6/20/2034	5,043,599
5,765,000	Oaktree CLO 2019-2, LTD. (a)(e)	2019-2R	Class B-R	8.541	4/15/2031	5,821,690

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2024

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.3% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS — 85.3% (Continued)
15,000,000	Ocean Trails CLO XV, LTD. (a)(e)	2024-15A	Class C	8.157	1/15/2037	$15,000,000
4,000,000	OCP CLO 2014-5R, LTD. (a)(e)	2014-5R	Class B-R	7.607	4/28/2031	3,984,096
2,000,000	OCP CLO 2014-7RR, LTD. (a)(e)	2014-7RR	Class B-1-RR	8.280	7/20/2029	2,017,257
1,000,000	OCP CLO 2019-16R, LTD. (a)(e)	2019-16R	Class C-R	7.437	4/11/2033	995,679
500,000	Octagon Investment Partners 2012-14RR, LTD. (a)(e)	2012-14RR	Class B-RR	7.928	7/16/2029	503,800
7,250,000	Octagon Investment Partners 2017-31R2, LTD. (a)(e)	2017-31R2	Class C-R	8.071	7/22/2030	7,301,853
3,000,000	Octagon Investment Partners 46, LTD. (a)(e)	2020-2A	Class C-R	7.776	7/15/2036	3,024,150
1,000,000	Octagon Investment Partners XVI, LTD. (a)(e)	2013-16R	Class B-R	7.426	7/17/2030	1,005,695
1,000,000	Octagon Investment Partners XVII, LTD. (a)(e)	2014-17-R2	Class C-R2	7.503	1/27/2031	987,602
1,000,000	OHA Credit Funding 3, LTD. (a)(e)	2019-3R	Class B-R	7.653	7/2/2035	1,005,729
1,000,000	OHA Credit Partners XIV, LTD. (a)(e)	2017-14	Class B	7.253	1/22/2030	1,005,731
4,600,000	One New York Plaza Trust (a)(e)	2020-1NYP	Class A	6.641	1/15/2036	4,519,437
3,000,000	One New York Plaza Trust (a)(e)	2020-1NYP	Class B	7.210	1/15/2036	2,793,391
566,667	OZLM XVIII, Ltd. (a)(e)	2018-18	Class C	7.672	4/15/2031	551,206
1,990,000	OZLM XXII, LTD. (a)(e)	2018-22	Class B	7.630	1/17/2031	1,983,114
5,000,000	Park Avenue Institutional Advisers CLO 2018-1, LTD. (a)(e)	2018-1R	Class B-R	8.123	10/20/2031	5,031,826
1,325,000	Pulsar Funding I, LTD. (a)(e)	2019-1A	Class B	9.585	1/20/2033	1,336,803
5,000,000	Sound Point CLO IV-R, LTD. (a)(e)	2018-4R	Class C	8.082	4/18/2031	5,024,492
2,500,000	Sound Point CLO VII-R, LTD. (a)(e)	2018-7R	Class C	8.100	10/23/2031	2,511,825
3,200,000	Sound Point CLO XXI, LTD. (a)(e)	2018-21	Class B	8.015	10/27/2031	3,208,828
2,000,000	Sycamore Tree CLO 2021-1A, LTD. (a)(e)	2021-1A	Class B1	7.810	10/20/2034	2,016,044
500,000	Sycamore Tree CLO 2023-3A, LTD. (a)(e)	2023-3A	Class C	9.782	4/20/2035	505,243
2,090,000	Symphony CLO XX, LTD. (a)(e)	2018-20A	Class C-R	8.183	1/16/2032	2,104,347
6,000,000	Symphony CLO 2014-15R3, LTD. (a)(e)	2014-15R3	Class C-R3	8.193	1/20/2032	6,050,907
1,020,000	TCI-Symphony CLO 2017-1R, LTD. (a)(e)	2017-1R	Class C-R	7.621	7/15/2030	1,015,057
1,000,000	TIAA CLO IV, LTD. (a)(e)	2018-4	Class A-2	7.705	1/20/2032	1,005,916
375,000	TICP CLO 2018-12R, LTD. (a)(e)	2018-12R	Class B-R	7.468	7/17/2034	376,398
2,500,000	Trestles CLO 2017-1A, LTD. (a)(e)	2017-1A	Class B-1-R	7.554	4/26/2032	2,484,002
2,000,000	Trinitas CLO IX, LTD. (a)(e)	2018-9A	Class CR	7.829	1/20/2032	1,991,000
2,500,000	Trysail CLO 2021-1, LTD. (a)(e)	2021-1A	Class C	8.436	7/20/2032	2,472,239
1,800,000	Vibrant CLO VIII, LTD (a)(e)	2018-8	Class B-1	7.810	1/21/2031	1,788,143
1,300,000	Voya CLO 2012-4R3, LTD. (a)(e)	2012-4R3	Class B-R3	7.774	10/15/2030	1,300,686
1,000,000	Voya CLO 2014-2, LTD. (a)(e)	2014-2RR	Class A-2A-R	7.375	4/17/2030	1,005,444

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2024

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 85.3% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS — 85.3% (Continued)
2,500,000	Voya CLO 2014-4R, LTD. (a)(e)	2014-4R	Class B-R2	8.003	7/14/2031	$2,506,521
1,250,000	Voya CLO 2015-3R, LTD. (a)(e)	2015-3R	Class B-R	8.228	10/20/2031	1,248,442
275,000	Voya CLO 2017-2R, LTD. (a)(e)	2017-2R	Class A-2A-R	7.468	6/7/2030	276,622
4,000,000	Warwick Capital CLO 2023-1, LTD. (a)(e)	2023-1	Class B	8.118	10/20/2036	4,084,442
1,500,000	Warwick Capital CLO 2023-1, LTD. (a)(e)	2023-1	Class C	8.968	10/20/2036	1,521,070
4,000,000	Warwick Capital CLO 2023-2, LTD. (a)(e)	2023-2A	Class B	8.007	1/15/2037	4,091,388
3,500,000	Warwick Capital CLO 2023-2, LTD. (a)(e)	2023-2A	Class C	8.757	1/15/2037	3,537,580
5,500,000	Wellfleet CLO 2021-2A, LTD. (a)(e)	2021-2A	Class C	8.183	7/17/2034	5,542,479
250,000	Wind River 2017-4 CLO, LTD. (a)(e)	2017-4	Class C	7.473	11/20/2030	250,002
1,500,000	Wind River 2018-2 CLO, LTD. (a)(e)	2018-2	Class C	8.030	7/15/2030	1,500,009
4,000,000	Wind River 2019-3 CLO, LTD. (a)(e)	2019-3R	Class C-R	8.030	7/15/2031	4,008,107
375,000	Wind River 2021-2 CLO, LTD. (a)(e)	2021-2	Class B	7.653	7/20/2034	374,664
3,000,000	Wind River 2021-2 CLO, LTD. (a)(e)	2021-2A	Class C	7.966	7/20/2034	2,925,292
						456,098,778
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
1,850,000	BAMLL Commercial Mortgage Securities Trust 2014-520M (a)(e)			4.354	8/15/2046	1,142,709
3,250,000	COMM 2018-COR3 Mortgage Trust (a)(e)			4.664	5/12/2051	2,587,367
4,525,000	HONO 2021-LULU Mortgage Trust (a)(e)			7.571	12/15/2036	4,245,341
						7,975,417
	TOTAL ASSET BACKED SECURITIES — (Cost $452,173,073)					464,074,195

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.0%
	BANKING — 0.4%
200,000	JPMorgan Chase & Co. Senior Notes (e)	6.681	4/26/2026	201,792
200,000	Morgan Stanley & Co. Notes (e)	6.309	2/18/2026	200,615
2,000,000	Natwest Markets PLC Notes (a)(e)	6.114	9/29/2026	1,979,663
				2,382,070
	LIFE INSURANCE CARRIERS — 0.6%
3,000,000	ING Groep N.V. (e)	6.362	4/1/2027	2,985,844

	TOTAL CORPORATE BONDS — (Cost $5,232,209)			5,367,914

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2024

Shares		Coupon Rate (%)	Maturity	Fair Value
	SHORT TERM INVESTMENTS — 15.6%
	MONEY MARKET FUND — 15.6%
84,606,325	First American Government Obligations Fund, Class X (f)	5.253		$84,606,325

	TOTAL SHORT TERM INVESTMENTS — (Cost $84,606,325)			84,606,325

	TOTAL INVESTMENTS — 102.0% — (Cost $542,422,675)			554,828,944
	LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0%)			(10,975,561)
	NET ASSETS — 100.0%			$543,853,383

LTD    - Limited Company

PLC    - Private Limited Company

NV    - Naamloze Vennootschap

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, the total market value of 144A securities is $466,834,368 or 85.8% of net assets.

(b)	The Valuation Designee has determined that these securities are illiquid. As of January 31, 2024, these securities amounted to $780,510 or 0.1% of net assets.

(c)	The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees.

(d)	Non-income producing security.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)	Rate disclosed is the seven day effective yield as of January 31, 2024.

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2024

	Leader Capital Short Term High Yield Bond Fund	Leader Capital High Quality Income Fund
ASSETS
Investments at cost:	$39,056,750	$542,422,675
Investments at value:	39,683,662	554,828,944
Receivable for securities sold	—	13,365,108
Receivable for fund shares sold	541,745	2,932,082
Receivable from issuer (a)	736,130	—
Dividends and interest receivable	298,391	3,904,891
Prepaid expenses and other assets	105,998	1,108,411
TOTAL ASSETS	41,365,926	576,139,436

LIABILITIES
Payable for securities purchased	353,782	30,412,375
Payable for fund shares redeemed	75,212	921,852
Payable for fund shares distributed	50,673	584,546
Accrued investment advisory fees	23,459	289,822
Accrued fund administration, fund accounting, and transfer agency fees	6,775	46,000
Accrued distribution (12b-1) fees	7,210	14,458
Accrued expenses and other liabilities	327	17,000
TOTAL LIABILITIES	517,438	32,286,053
NET ASSETS	$40,848,488	$543,853,383

NET ASSETS CONSIST OF:
Paid-in capital	$125,192,402	$583,967,236
Accumulated deficit	(84,343,914)	(40,113,853)
NET ASSETS	$40,848,488	$543,853,383

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
January 31, 2024

	Leader Capital Short Term High Yield Bond Fund	Leader Capital High Quality Income Fund
Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$18,726,869	$51,141,854
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,311,068	4,599,137
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.10	$11.12
Institutional Class Shares:
Net Assets	$22,121,619	$489,735,064
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,692,023	43,931,647
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.22	$11.15
Class A Shares: (b) (c)
Net Assets	$—	$2,976,465
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	—	257,077
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$—	$11.58
Offering price per share (net asset value plus maximum sales charge of 4.00%)	$—	$12.06

(a)	Refer to Note 12 in the notes to the financial statements for details on the receivable balance.

(b)	The Leader Capital High Quality Income Fund Class A shares commenced operations on June 21, 2023.

(c)	Class A shares are normally subject to a 1.00% CDSC on shares redeemed within the first 18 months of purchase.

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended January 31, 2024

	Leader Capital Short Term High Yield Bond Fund	Leader Capital High Quality Income Fund
INVESTMENT INCOME
Interest income	$2,166,447	$14,389,319
Dividend income	92,862	1,806,738
TOTAL INVESTMENT INCOME:	2,259,309	16,196,057

EXPENSES
Investment advisory fees	119,388	1,372,439
Distribution (12b-1) fees:
Investor Class	38,798	78,308
Class A	—	1,468
Distribution (Non 12b-1) fees:	13,106	35,154
Professional fees	27,523	17,131
Registration fees	29,313	26,516
Trustees’ fees and expenses	8,558	7,475
Fund administration and accounting fees	35,080	214,742
Transfer agency fees	10,129	9,073
Compliance officer fees	8,135	7,336
Insurance expense	184	1,075
Printing and postage expenses	5,995	7,058
Custodian fees	8,269	2,118
Other expenses	25,591	22,251
TOTAL EXPENSES:	330,069	1,802,144

NET INVESTMENT INCOME	1,929,240	14,393,913

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS
Net realized gain / (loss) on Investments	600,991	(2,442,244)
Net change in unrealized appreciation on investments	1,220,529	8,600,744
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,821,520	6,158,500

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,750,760	$20,552,413

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Leader Capital Short Term High Yield Bond Fund
	Six Months Ended January 31, 2024	Period Ended July 31, 2023 (1)	Year Ended May 31, 2023
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,929,240	$382,757	$1,185,539
Net realized gain/(loss) from investments	600,991	(2,174,146)	(1,878,964)
Net change in unrealized appreciation / (depreciation) on investments	1,220,529	3,593,199	(1,227,679)
Net increase/(decrease) in net assets resulting from operations	3,750,760	1,801,810	(1,921,104)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Investor Class	—	—	(157,104)
Institutional Class	—	—	(90,997)
Total distributions paid from earnings:
Investor Class	(981,770)	(297,714)	(894,965)
Institutional Class	(1,058,119)	(199,725)	(540,521)
Class A	—	—	—
Net decrease in net assets from distributions to shareholders	(2,039,889)	(497,439)	(1,683,587)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	3,039,171	22,124	939,356
Institutional Class	9,002,280	5,656,764	629,724
Class A	—	—	—
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	841,861	261,827	916,499
Institutional Class	986,509	187,898	586,319
Class A	—	—	—
Payments for shares redeemed:
Investor Class	(1,444,522)	(291,226)	(3,470,550)
Institutional Class	(2,051,350)	(478,125)	(3,747,762)
Class A	—	—	—
Net increase / (decrease) in net assets from shares of beneficial interest	10,373,949	5,359,262	(4,146,414)

TOTAL INCREASE / (DECREASE) IN NET ASSETS	12,084,820	6,663,633	(7,751,105)

NET ASSETS
Beginning of year/period	28,763,668	22,100,035	29,851,140
End of year/period	$40,848,488	$28,763,668	$22,100,035

(1)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader Capital Short Term High Yield Bond Fund
	Six Months Ended January 31, 2024	Period Ended July 31, 2023 (1)	Year Ended May 31, 2023
	(Unaudited)
SHARE ACTIVITY
Investor Class:
Shares sold	385,999	2,939	119,679
Shares reinvested	108,531	34,051	120,054
Shares redeemed	(188,086)	(38,597)	(458,999)
Net increase / (decrease) in shares of beneficial interesting outstanding	306,444	(1,607)	(219,266)

Institutional Class:
Shares sold	1,149,813	722,548	81,167
Shares reinvested	125,198	24,027	75,793
Shares redeemed	(262,163)	(62,409)	(487,919)
Net increase / (decrease) in shares of beneficial interesting outstanding	1,012,848	684,166	(330,959)

Class A:
Shares sold	—	—	—
Shares transferred to Investor Class	—	—	—
Shares redeemed	—	—	—
Net increase / (decrease) in shares of beneficial interesting outstanding	—	—	—

SHARES OUTSTANDING
Investor Class:
Beginning of year/period	2,004,624	2,006,231	2,225,497
End of year/period	2,311,068	2,004,624	2,006,231

Institutional Class:
Beginning of year/period	1,679,175	995,009	1,325,968
End of year/period	2,692,023	1,679,175	995,009

Class A:
Beginning of year/period	—	—	—
End of year/period	—	—	—

(1)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader Capital High Quality Income Fund
	Six Months Ended January 31, 2024	Period Ended July 31, 2023 (1)		Year Ended May 31, 2023
	(Unaudited)
FROM OPERATIONS
Net investment income	$14,393,913	$2,992,955		$4,703,358
Net realized gain/(loss) from investments	(2,442,244)	(203,749)		93,200
Net change in unrealized appreciation / (depreciation) on investments	8,600,744	1,670,033		2,733,687
Net increase/(decrease) in net assets resulting from operations	20,552,413	4,459,239		7,530,245

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Investor Class	—	—		—
Institutional Class	—	—		—
Total distributions paid from earnings:
Investor Class	(1,370,127)	(315,646)		(903,665)
Institutional Class	(13,330,866)	(2,831,047)		(4,635,196)
Class A	(38,863)	(893	)(2)	—
Net decrease in net assets from distributions to shareholders	(14,739,856)	(3,147,586)		(5,538,861)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	25,453,180	6,488,411		23,184,262
Institutional Class	305,101,421	86,956,222		215,086,123
Class A	2,832,309	256,338	(2)	—
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	1,292,088	299,079		844,885
Institutional Class	10,439,339	2,225,346		3,487,441
Class A	38,877	860	(2)	—
Payments for shares redeemed:
Investor Class	(8,658,031)	(2,387,816)		(7,598,123)
Institutional Class	(103,878,556)	(25,008,773)		(28,162,785)
Class A	(217,011)	(1	)(2)	—
Net increase / (decrease) in net assets from shares of beneficial interest	232,403,616	68,829,666		206,841,803

TOTAL INCREASE / (DECREASE) IN NET ASSETS	238,216,173	70,141,319		208,833,187

NET ASSETS
Beginning of year/period	305,637,210	235,495,891		26,662,704
End of year/period	$543,853,383	$305,637,210		$235,495,891

(1)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(2)	The Leader Capital High Quality Income Fund Class A shares commenced operations on June 21, 2023.

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader Capital High Quality Income Fund
	Six Months Ended January 31, 2024	Period Ended July 31, 2023 (1)		Year Ended May 31, 2023
	(Unaudited)
SHARE ACTIVITY
Investor Class:
Shares sold	2,308,070	592,241		2,135,067
Shares reinvested	116,992	27,284		77,788
Shares redeemed	(785,709)	(218,154)		(697,823)
Net increase / (decrease) in shares of beneficial interesting outstanding	1,639,353	401,371		1,515,032

Institutional Class:
Shares sold	27,604,475	7,926,829		19,749,702
Shares reinvested	943,019	202,449		319,650
Shares redeemed	(9,413,028)	(2,281,988)		(2,588,463)
Net increase / (decrease) in shares of beneficial interesting outstanding	19,134,466	5,847,290		17,480,889

Class A:
Shares sold	249,115	23,296	(2)	—
Shares transferred to Investor Class	3,400	78	(2)	—
Shares redeemed	(18,812)	—		—
Net increase / (decrease) in shares of beneficial interesting outstanding	233,703	23,374		—

SHARES OUTSTANDING
Investor Class:
Beginning of year/period	2,959,784	2,558,413		1,043,381
End of year/period	4,599,137	2,959,784		2,558,413

Institutional Class:
Beginning of year/period	24,797,181	18,949,891		1,469,002
End of year/period	43,931,647	24,797,181		18,949,891

Class A:
Beginning of year/period	23,374	—		—
End of year/period	257,077	23,374		—

(1)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(2)	The Leader Capital High Quality Income Fund Class A shares commenced operations on June 21, 2023.

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Six Months Ended January 31,		Period Ended July 31,		Year Ended May 31,
	2024		2023 (10)		2023	2022		2021		2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$7.76		$7.33		$8.37	$9.10		$7.67		$8.94	$8.91

From Investment operations:
Net investment income (1)	0.46		0.12		0.34	0.44		0.17		0.31	0.22
Net realized and unrealized gain/ (loss) on investments	0.37		0.46		(0.89)	(0.83)		1.40		(1.32)	0.01	(7)
Total from investment operations	0.83		0.58		(0.55)	(0.39)		1.57		(1.01)	0.23

Paid-in-capital from redemption fees	—		—		—	—		—		—	0.00	(6)

Less distributions from:
Net investment income	(0.49)		(0.15)		(0.42)	(0.34)		(0.14)		(0.26)	(0.20)
Return of capital	—		—		(0.07)	—		—		—	—
Total distributions	(0.49)		(0.15)		(0.49)	(0.34)		(0.14)		(0.26)	(0.20)

Net Asset Value, end of year/period	$8.10		$7.76		$7.33	$8.37		$9.10		$7.67	$8.94

Total Return (2)	10.72%		7.93	%(9)	(6.57)%	(4.49	)%(5)	20.62	%(5)	(11.59)%	2.58	%(5)

Ratios/Supplemental Data:
Net Asset Value, end of year/period (000s)	$18,727		$15,549		$14,702	$18,628		$21,616		$24,014	$43,489

Ratio of gross expenses to average net assets:
Including dividend and interest expense, excluding waiver (3)	2.34	%(8)	3.10	%(8)	2.68%	2.78%		2.45%		2.06%	1.81%
Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	2.34	%(8)	3.10	%(8)	2.68%	2.78%		2.45%		2.06%	1.79%
Excluding dividends and interest expense (3)	2.34	%(8)	3.10	%(8)	2.68%	2.78%		2.45%		2.06%	1.66%
Ratio of net investment income to average net assets (3) (4)	11.90	%(8)	9.37	%(8)	4.42%	4.28%		1.96%		3.65%	2.48%

Portfolio Turnover Rate	143.12	%(9)	99.96	%(9)	505.72%	717.77%		1030.50%		1014.62%	496.37%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund

FINANCIAL HIGHLIGHTS (Continued)

(6)	Less than $0.01 per share.

(7)

The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(8)	Annualized.

(9)	Not Annualized.

(10)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Six Months Ended January 31,		Period Ended July 31,		Year Ended May 31,
	2024		2023 (9)		2023	2022		2021	2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$7.87		$7.43		$8.46	$9.19		$7.74	$9.02	$8.98

From Investment operations:
Net investment income (1)	0.48		0.13		0.37	0.49		0.21	0.36	0.27
Net realized and unrealized gain/ (loss) on investments	0.38		0.46		(0.89)	(0.84)		1.41	(1.34)	0.01	(6)
Total from investment operations	0.86		0.59		(0.52)	(0.35)		1.62	(0.98)	0.28

Less distributions from:
Net investment income	(0.51)		(0.15)		(0.44)	(0.38)		(0.17)	(0.30)	(0.24)
Return of capital	—		—		(0.07)	—		—	—	—
Total distributions	(0.51)		(0.15)		(0.51)	(0.38)		(0.17)	(0.30)	(0.24)

Net Asset Value, end of year/period	$8.22		$7.87		$7.43	$8.46		$9.19	$7.74	$9.02

Total Return (2)	10.90%		7.94	%(8)	(6.15)%	(3.96	)%(5)	21.27%	(11.14)%	3.11	%(5)

Ratios/Supplemental Data:
Net Asset Value, end of year/period (000s)	$22,122		$13,215		$7,398	$11,223		$12,980	$15,182	$45,994

Ratio of gross expenses to average net assets:
Including dividend and interest expense, excluding waiver (3)	1.80	%(7)	2.74	%(7)	2.21%	2.28%		1.95%	1.56%	1.30%
Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	1.80	%(7)	2.74	%(7)	2.21%	2.28%		1.95%	1.56%	1.29%
Excluding dividends and interest expense (3)	1.80	%(7)	2.74	%(7)	2.21%	2.28%		1.95%	1.56%	1.16%
Ratio of net investment income to average net assets (3) (4)	12.20	%(7)	9.78	%(7)	4.71%	4.79%		2.49%	4.18%	3.04%

Portfolio Turnover Rate	143.12	%(8)	99.96	%(8)	505.72%	717.77%		1030.50%	1014.62%	496.37%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)

The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund

FINANCIAL HIGHLIGHTS (Continued)

(7)	Annualized.

(8)	Not Annualized.

(9)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Six Months Ended January 31,		Period Ended July 31,		Year Ended May 31,
	2024		2023 (8)		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$10.98		$10.93		$10.61	$10.57	$9.21	$10.07	$9.71

From Investment operations:
Net investment income (1)	0.36		0.11		0.18	0.26	0.10	0.30	0.23
Net realized and unrealized gain/ (loss) on investments	0.15		0.06		0.64	(0.01)	1.32	(0.88)	0.37
Total from investment operations	0.51		0.17		0.82	0.25	1.42	(0.58)	0.60

Less distributions from:
Net investment income	(0.37)		(0.12)		(0.50)	(0.21)	(0.06)	(0.25)	(0.24)
Return of capital	—		—		—	—	—	(0.03)	—
Total distributions	(0.37)		(0.12)		(0.50)	(0.21)	(0.06)	(0.28)	(0.24)

Net Asset Value, end of year/period	$11.12		$10.98		$10.93	$10.61	$10.57	$9.21	$10.07

Total Return (2)	4.64%		1.56	%(7)	7.73%	2.39%	15.53%	(5.85)%	6.33	%(5)

Ratios/Supplemental Data:
Net Asset Value, end of year/period (000s)	$51,142		$32,484		$27,971	$11,073	$15,068	$4,527	$10,955

Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	1.19	%(6)	1.32	%(6)	1.94%	2.33%	3.13%	2.82%	2.42%
Excluding dividends and interest expense (3)	1.19	%(6)	1.32	%(6)	1.94%	2.33%	3.13%	2.82%	2.42%
Ratio of net investment income to average net assets (3) (4)	6.44	%(6)	6.15	%(6)	10.21%	2.37%	1.16%	3.04%	2.28%

Portfolio Turnover Rate	92.59	%(7)	3.39	%(7)	89.42%	855.36%	1198.55%	612.23%	397.79%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized.

(7)	Not Annualized.

(8)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Six Months Ended January 31,		Period Ended July 31,		Year Ended May 31,
	2024		2023 (8)		2023	2022		2021		2020	2019
	(Unaudited)
Net asset value, beginning of year/period	$11.01		$10.95		$10.61	$10.56		$9.17		$10.04	$9.67

From Investment operations:
Net investment income (1)	0.38		0.12		0.40	0.30		0.13		0.35	0.26
Net realized and unrealized gain/ (loss) on investments	0.15		0.07		0.46	(0.01)		1.35		(0.89)	0.39
Total from investment operations	0.53		0.19		0.86	0.29		1.48		(0.54)	0.65

Less distributions from:
Net investment income	(0.39)		(0.13)		(0.52)	(0.24)		(0.09)		(0.30)	(0.28)
Return of capital	—		—		—	—		—		(0.03)	—
Total distributions	(0.39)		(0.13)		(0.52)	(0.24)		(0.09)		(0.33)	(0.28)

Net Asset Value, end of year/period	$11.15		$11.01		$10.95	$10.61		$10.56		$9.17	$10.04

Total Return (2)	4.79%		1.74	%(7)	8.11%	2.78	%(5)	16.22	%(5)	(5.48)%	6.84	%(5)

Ratios/Supplemental Data:
Net Asset Value, end of year/period (000s)	$489,735		$272,895		$207,525	$15,589		$20,784		$7,170	$14,162

Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	0.81	%(6)	0.94	%(6)	2.70%	1.94%		2.72%		2.32%	1.88%
Excluding dividends and interest expense (3)	0.81	%(6)	0.94	%(6)	2.70%	1.94%		2.72%		2.32%	1.88%
Ratio of net investment income to average net assets (3) (4)	6.81	%(6)	6.51	%(6)	22.00%	2.82%		1.51%		3.57%	2.62%

Portfolio Turnover Rate	92.59	%(7)	3.39	%(7)	89.42%	855.36%		1198.55%		612.23%	397.79%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized.

(7)	Not Annualized.

(8)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Class A
	Six Months Ended January 31,		Period Ended July 31,
	2024		2023 (1) (8)
	(Unaudited)
Net asset value, beginning of period	$11.06		$10.94

From Investment operations:
Net investment income (2)	0.37		0.04
Net realized and unrealized gain / (loss) on investments	0.52		0.16
Total from investment operations	0.89		0.20

Less distributions from:
Net investment income	(0.37)		(0.08)
Return of capital	—		—
Total distributions	(0.37)		(0.08)

Net Asset Value, end of period	$11.58		$11.06

Total Return (3)	8.05%		1.83	%(7)

Ratios/Supplemental Data:
Net Asset Value, end of period (000s)	$2,976		$259

Ratio of net expenses to average net assets:
Including dividend and interest expense (4)	1.03	%(6)	0.83	%(6)
Excluding dividends and interest expense (4)	1.03	%(6)	0.83	%(6)
Ratio of net investment income to average net assets (4) (5)	6.41	%(6)	3.09	%(6)

Portfolio Turnover Rate	92.59	%(7)	3.39	%(7)

(1)	The Leader Capital High Quality Income Fund Class A shares commenced operations on June 21, 2023.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Annualized.

(7)	Not Annualized.

(8)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

See accompanying notes to financial statements.

Leader Funds Trust
Notes to the Financial Statements (Unaudited)

January 31, 2024

(1)	Organization

Leader Capital family of mutual funds is comprised of the Leader Capital Short Term High Yield Bond Fund (the “High Yield Fund”) and Leader Capital High Quality Income Fund (the “High Quality Fund”) (each a “Fund” and collectively the “Funds”), each a series of shares of beneficial interest of Leader Funds Trust (the “Trust”), a Delaware statutory trust organized on February 1, 2019. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objective and policies within the Trust. The primary investment objective of the High Yield Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The High Yield Fund and High Quality Fund commenced operations on July 14, 2005 and July 30, 2010, respectively. Effective July 24, 2023 the Funds’ fiscal year-end was changed from May 31 to July 31.

The High Yield Fund currently offers two classes of shares: Investor Class and Institutional Class shares. The High Quality Fund currently offers three classes of shares: Investor Class, Institutional Class, and Class A. The High Quality Fund’s Class A shares commenced operations on June 21, 2023. Investor and Institutional shares are offered at net asset value (“NAV”) for the Funds. Class A shares are offered at NAV plus a maximum sales charge of 4.00%. Each class represents an interest in the ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(a)	Security Valuation

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. In these cases, each Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2024

(2)	Significant Accounting Policies (Continued)

(a)	Security Valuation (Continued)

where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. See note 10 (a) regarding additional fair value procedures and considerations due to recent regulatory environment changes.

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective NAVs as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2024

(2)	Significant Accounting Policies (Continued)

(a)	Security Valuation (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2024 for each Fund’s assets and liabilities measured at fair value:

Leader Capital Short Term High Yield Bond Fund
Assets (a)	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$—	$33,593,442	$—	$33,593,442
Preferred Stocks	—	2,150,755	1,035,000	3,185,755
Corporate Bonds	—	—	1,059,800	1,059,800
Non U.S. Government & Agencies	—	299,330	—	299,330
Short-Term Investments	1,545,335	—	—	1,545,335
Total Investments	$1,545,335	$36,043,527	$2,094,800	$39,683,662

(a)	Refer to the Schedule of Investments for industry classification.

Leader Capital High Quality Income Fund
Assets (a)	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$—	$—	$780,510	$780,510
Asset Backed Securities	—	464,074,195	—	464,074,195
Corporate Bonds	—	5,367,914	—	5,367,914
Short-Term Investments	84,606,325	—	—	84,606,325
Total Investments	$84,606,325	$469,442,109	$780,510	$554,828,944

(a)	Refer to the Schedule of Investments for industry classification.

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period ending January 31, 2024, the Funds had no Level 1 to Level 2 transfers or Level 2 to Level 3 transfers.

Significant unobservable inputs were used by the Funds for Level 3 Fair value measurements. The High Yield Fund holds positions in Auction Rate Preferred Securities (see Note 8), which are valued based on the discount of last trade factoring in potential future cash payments. The High Yield Fund also holds a corporate bond that is valued based on the discount of last trade and broker valuation levels. The High Quality Fund holds a Subordinated Convertible Promissory Note, resulting from a convertible Series A-1 Preferred Stock conversion, valued at conversion price plus prior accumulated interest that was added to the principal at conversion.

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2024

(2)	Significant Accounting Policies (Continued)

(a)	Security Valuation (Continued)

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

Leader Capital Short Term High Yield Bond Fund
	Eaton Vance Senior Floating Rate Trust	VTB Bank PJSC Via Eurasia DAC	Total
Beginning Balance:	$1,035,000	$1,559,800	$2,594,800
Total Realized Gain/(Loss)	—	—	—
Unrealized Appreciation/(Depreciation)	—	(500,000)	(500,000)
Cost of Purchases	—	—	—
Proceeds from Sales	—	—	—
Proceeds from Principal	—	—	—
Accrued Interest	—	—	—
Net Transfers In/Out of Level 3	—	—	—
Ending Balance:	$1,035,000	$1,059,800	$2,094,800

Leader Capital High Quality Income Fund
	Boxabl, Inc.	Total
Beginning Balance:	$780,510	$780,510
Total Realized Gain/(Loss)	—	—
Unrealized Appreciation/(Depreciation)	—	—
Cost of Purchases	—	—
Proceeds from Sales	—	—
Proceeds from Principal	—	—
Accrued Interest	—	—
Net Transfers In/Out of Level 3	—	—
Ending Balance:	$780,510	$780,510

(b)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

(c)	Exchange Traded Funds (“ETFs”)

The Funds may invest in ETFs as part of their principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2024

(2)	Significant Accounting Policies (Continued)

(c)	Exchange Traded Funds (“ETFs”) (Continued)

above NAV if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. An ETF is subject to specific risks, depending on the nature of its investment strategy, which could include liquidity risk, sector risk and emerging market risk. In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives. An ETF may not be able to replicate exactly the performance of the indices it tracks, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF will incur expenses not incurred by its underlying index. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its underlying index.

(d)	London Interbank Offered Rate (“LIBOR”) phase out/transition Risk

LIBOR was the offered rate for wholesale, unsecured funding available to major international banks. The terms of many investments, financings, or other transactions to which the Fund may be a party have been historically tied to LIBOR. LIBOR has historically been a significant factor in relation to payment obligations under a derivative investment and has also been used in other ways that affect the Fund’s investment performance. The transition from LIBOR and the terms of any replacement rate(s), including, for example, Secured Overnight Financing Rate (“SOFR”) or another rate index, may adversely affect transactions that used LIBOR as a reference rate, financial institutions that engaged in such transactions, and the financial markets generally.

(e)	Distributions to Shareholders

Dividends from net investment income are declared and paid monthly for the High Yield Fund and declared daily and paid monthly for the High Quality Fund. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

(f)	Federal Income Taxes

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years May 31, 2020 – May 31, 2023, or expected to be taken in each Fund’s July 31, 2023 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where each Fund makes significant investments. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(g)	Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2024

(2)	Significant Accounting Policies (Continued)

(h)	Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3)	Investment Transactions

For the period ended January 31, 2024, cost of purchases and proceeds from sales of portfolio securities and U.S. Government securities, other than short-term investments, amounted to the following:

			U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Leader Capital Short Term High Yield Bond Fund	$54,675,987	$44,464,845	$—	$—
Leader Capital High Quality Income Fund	330,297,179	128,949,272	198,438,299	212,887,544

(4)	Aggregate Unrealized Appreciation and Depreciation – Tax Basis

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at January 31, 2024 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Leader Capital Short Term High Yield Bond Fund	$39,056,750	$2,974,656	$(2,347,744)	$626,912
Leader Capital High Quality Income Fund	542,422,675	12,753,473	(347,204)	12,406,269

(5)	Investment Advisory Agreement and Transactions with Related Parties

Leader Capital Corp. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of (i) 0.75% of the High Yield Fund’s average daily net assets up to and including $1.25 billion; or (ii) 0.70% of the High Yield Fund’s average daily net assets over $1.25 billion; (iii) 0.65% of the High Quality’s Fund’s average daily net assets; prior to April 10, 2021, the management fee for the High Quality Fund was 0.75%. For the period ended January 31, 2024, the High Yield Fund and High Quality Fund accrued $119,388 and $1,372,439 in management fees, respectively.

Vigilant Distributors, LLC (the “Distributor”), acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class and Institutional Class as well as the High Quality Fund’s Class A shares. For the period ended January 31, 2024, the Distributor received $0 in underwriting commissions.

Joot, Joot provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between Joot and the Trust. Under the terms of such agreement, Joot receives customary fees from the Funds.

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2024

(5)	Investment Advisory Agreement and Transactions with Related Parties (Continued)

Gryphon Fund Group (“Gryphon”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with Gryphon, the Funds pay Gryphon customary fees for such services. Certain officers of the Trust are also officers of Gryphon and are not paid any fees directly by the Funds for serving in such capacities.

(6)	Distribution Plan

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and distribution fee is calculated by the High Yield Fund at an annual rate of 0.50% of its average daily net assets for Investor Class and is paid to the Distributor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise paid by the Adviser. The Plans provide that a monthly service and distribution fee is calculated by the High Quality Fund at an annual rate of 0.38% and 0.25% of its average daily net assets for Investor Class and Class A shares, respectively. The Institutional Shares do not participate in a Plan. For the period ended January 31, 2024, the High Yield and High Quality Funds’ Investor Class shares incurred $38,798 and $79,776, respectively in fees. For the period ended January 31, 2024, the High Quality Fund’s Class A shares incurred $1,468 in fees.

(7)	Distributions to Shareholders and Tax Components of Capital

Effective July 24, 2023, the Funds’ fiscal year-end was changed from May 31 to July 31. The tax character of distributions paid during the fiscal period ended July 31, 2023, and the former fiscal years ended May 31, 2023 and May 31, 2022, were as follows:

For fiscal period ended January 31, 2024:
Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Leader Capital Short Term High Yield Bond Fund	$2,039,889	$—	$—	$2,039,889
Leader Capital High Quality Income Fund	14,739,856	—	—	14,739,856

For fiscal period ended July 31, 2023:
Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Leader Capital Short Term High Yield Bond Fund	$497,439	$—	$—	$497,439
Leader Capital High Quality Income Fund	3,147,586	—	—	3,147,586

For former fiscal year ended May 31, 2023:
Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Leader Capital Short Term High Yield Bond Fund	$1,435,486	$—	$248,101	$1,683,587
Leader Capital High Quality Income Fund	5,538,861	—	—	5,538,861

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2024

(7)	Distributions to Shareholders and Tax Components of Capital (Continued)

As of July 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Net Unrealized Appreciation / (Depreciation)	Total Accumulated Deficit
Leader Capital Short Term High Yield Bond Fund	$—	$—	$(85,254,444)	$—	$626,912	$(84,627,532)
Leader Capital High Quality Income Fund	—	—	(49,722,537)	—	12,406,269	(37,316,268)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and tax adjustments for partnerships, trust preferred securities and perpetual bonds.

At July 31, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized as follows:

Fund	Short-Term	Long-Term	Capital Loss Carryforward Limitation	Total	Capital Loss Carryforward Utilized
Leader Capital Short Term High Yield Bond Fund	$32,098,350	$53,156,094	$—	$85,254,444	$—
Leader Capital High Quality Income Fund	15,100,337	1,590,558	33,031,642	49,722,537	—

During the fiscal year ended May 31, 2021, as a result of the acquisition of another fund, the High Quality Fund acquired $15,574,823 and $1,535,671 of short-term and long-term capital loss carryover, respectively, which is available to offset future capital gains. In addition, as a result of a change in control due to the merger, the Fund is subject to an annual limitation of $165,586 (prorated in the initial year) under tax rules.

In accordance with GAAP, the Funds may record reclassifications in the capital accounts, if necessary. These reclassifications have no impact on the NAV of the Funds and are designed generally to present total distributable earnings and paid-in capital on a tax basis which is considered to be more informative to the shareholder. The following reclassifications were made as of July 31, 2023:

Fund	Total Distributable Earnings / (Accumulated Deficit)	Paid-in Capital
Leader Capital Short Term High Yield Bond Fund	$26,905	$(26,905)
Leader Capital High Quality Income Fund	154,631	(154,631)

(8)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically -typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008, the Dutch auction process has mostly

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2024

(8)	Auction Rate Preferred Securities (Continued)

failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Valuation Designee believes 92% of par value accurately reflects the market value of the ARPS held by the High Yield Fund as of January 31, 2024, and because of the failed Dutch auction process, believes they are presently illiquid. As of January 31, 2024, the ARPS are fair valued based on the Trust’s Procedures as stated in Note 2. Although the Valuation Designee believes that 92% of par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive the market value currently ascribed to these securities. As of January 31, 2024, the High Yield Fund held $1,035,000 or 2.5% of its net assets in common stock that resulted from conversion of ARPS.

(9)	Underlying Investments in Other Investment Companies

Each Fund currently invests a portion of its assets in First American Government Obligations Fund Institutional Class shares (“FGXXX”). The Funds may redeem its investment from FGXXX at any time if the Adviser determines that it is in the best interest of the Funds’ and its shareholders’ to do so.

The performance of the Funds will be directly affected by the performance of FGXXX. The financial statements of the FGXXX, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website (the “SEC”) www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of January 31, 2024, the percentage of the High Yield Fund and the High Quality Fund’s net assets invested in FGXXX was 3.8% and 15.6%, respectively.

(10)	New Regulatory Pronouncements

(a)	Security Valuation

The SEC recently adopted Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for registered investment company fair valuation practices. The rule became effective on September 8, 2022. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

The Funds’ policies regarding fair value pricing are intended to result in a calculation of a Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluate the Funds’ use of fair value pricing.

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2024

(10)	New Regulatory Pronouncements (Continued)

(b)	Other

In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. Other information, including financial statements, will no longer appear in the Funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed semiannually on Form N-CSR. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 24, 2024.

(11)	Market Disruption and Geopolitical Events

Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics, or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

(12)	Litigation and Other Material Events

The Trust, on behalf of the High Quality Fund, filed a complaint in the District Court of Clark County, Nevada on September 1, 2023, against Boxabl Inc. and two of its principals (collectively, “Boxabl”). The claims arise from Boxabl’s failure to lift the restrictive legend on private securities timely. The High Quality Fund asserts that Boxabl’s failure resulted in losses of more than $15,000, the minimum amount required to bring the lawsuit in Nevada state court. Boxabl answered the complaint on October 2, 2023. On October 5, 2024, the Trust amended its complaint to add Boxabl’s transfer agent, Transfer Online, Inc. The defendants answered the amended complaint on November 21, 2023. The parties are currently in discovery, which is expected to close on September 1, 2024. At this time, no trial date has been set.

Litigation counsel to the High Quality Fund does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the litigation or quantify the amount that the High Quality Fund may recover. Until the High Quality Fund can do so, the Fund will maintain its valuation of Boxabl. If the Fund recovers the full amount it seeks, the amount would not have a material impact on the High Quality Fund’s NAV.

The lawyers’ fees and costs relating to the litigation are expenses of the High Quality Fund and are incurred like other expenses. Currently, the High Quality Fund cannot reasonably estimate the costs associated with the litigation. Therefore, at this time, those purchasing or redeeming shares of the High Quality Fund will pay or receive, as applicable, a price based on the NAV of the Fund with no recorded expenses relating to the litigation, until those expenses are known.

(13)	Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.

Leader Funds Trust
Notes to the Financial Statements (Unaudited) (Continued)

January 31, 2024

(13)	Subsequent Events (Continued)

On February 29, 2024, the Funds declared distributions from ordinary income to shareholders of record as of February 29, 2024, payable February 29, 2024, as follows:

Fund	Class	Ticker	Ordinary Income	Per Share Amount
Leader Capital Short Term High Yield Bond Fund	Investor	LCCMX	$166,295	$0.08
Leader Capital Short Term High Yield Bond Fund	Institutional	LCCIX	$210,508	$0.08
Leader Capital High Quality Income Fund	Investor	LCTRX	$267,941	$0.06
Leader Capital High Quality Income Fund	Institutional	LCTIX	$2,786,541	$0.06
Leader Capital High Quality Income Fund	Class A	LCATX	$15,980	$0.06

Leader Funds Trust
Supplemental Information (Unaudited)

January 31, 2024

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 844-434-6843 and on the SEC website www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request, by calling 844-434-6843, on the SEC’s website www.sec.gov.

Quarterly Portfolio Schedule

The Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISOR
Leader Capital Corp.
315 W. Mill Plain Blvd., Suite 204
Vancouver, WA 98660

DISTRIBUTOR
Vigilant Distributors, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19317

LEGAL COUNSEL
FinTech Law, LLC
6224 Turpin Hills Dr.
Cincinnati, OH 45244

ADMINISTRATOR
Gryphon Fund Group
3000 Auburn Drive, Suite 410
Beachwood, OH 44122

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
2617 Huntingdon Pike
Huntingdon, PA 19006

Leader Funds Trust
Supplemental Information (Unaudited) (Continued)

January 31, 2024

Tailored Shareholder Reports

Beginning in July 2024, as required by regulations adopted by the SEC, the Fund will be producing a Tailored Shareholder Report, which, together with Form N-CSR, will replace the current Annual and Semi-Annual reports that investors receive today. The Tailored Shareholder Report is intended to make the content more concise and easier for investors to understand. These new reports will include class-specific information, such as simplified expense presentation, fund performance details including returns, graphical representation of holdings, and material changes from the prior year to help investors monitor their fund by share class.

There is no action needed on your part:

●	If you currently elect to receive shareholder reports electronically, you will receive the new Tailored Shareholder Report in this way.

●	If you currently receive printed reports or postcard notices via mail, the new Tailored Shareholder Report will be mailed to you.

Detailed information (such as complete financial statements) will not be included in the Tailored Shareholder Report but will be available online, and if requested, delivered via email or in paper free of charge. This detailed information will be filed on a semi-annual basis on Form N-CSR. Please contact your financial intermediary to inform them if you wish to receive paper or email copies of the more detailed information and whether this will apply to all funds held with your financial intermediary.

Leader Funds Trust
Expense Example (Unaudited)

January 31, 2024

As a shareholder, you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 through January 31, 2024.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical
	Fund’s Annualized Expense Ratio	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Expenses Paid During Period*	Ending Account Value 1/31/2024	Expenses Paid During Period*
Investor Class:
Leader Capital Short Term High Yield Bond Fund	2.34%	$ 1,000.00	$ 1,106.58	$ 13.02	$ 1,013.37	$ 11.84
Leader Capital High Quality Income Fund	1.19%	$ 1,000.00	$ 1,046.20	$ 6.26	$ 1,019.15	$ 6.04
Institutional Class:
Leader Capital Short Term High Yield Bond Fund	1.80%	$ 1,000.00	$ 1,108.36	$ 10.03	$ 1,016.09	$ 9.12
Leader Capital High Quality Income Fund	0.81%	$ 1,000.00	$ 1,047.88	$ 4.27	$ 1,021.06	$ 4.12
Class A:
Leader Capital High Quality Income Fund	1.03%	$ 1,000.00	$ 1,046.20	$ 5.42	$ 1,019.96	$ 5.23

*

Expenses paid during period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 366 (to reflect the number of days in the fiscal period August 1, 2023 through January 31, 2024).

PRIVACY NOTICE

LEADER FUNDS TRUST

March 2019

FACTS	WHAT DOES LEADER FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

● Social Security number and wire transfer instructions

● account transactions and transaction history

● investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Leader Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Leader Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-(800) 711-9164

What we do:
How does Leader Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Leader Funds Trust collect my personal information?

We collect your personal information, for example, when you

● open an account or deposit money

● direct us to buy securities or direct us to sell your securities

● seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● sharing for affiliates’ everyday business purposes – information about your creditworthiness.

● affiliates from using your information to market to you.

● sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Leader Funds Trust doesn’t jointly market.

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Not Applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Leader Funds Trust

/s/ John Lekas

By John Lekas

Principal Executive Officer

Date: April 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ John Lekas

By John Lekas

Principal Executive Officer

Date: April 9, 2024

/s/ Christopher MacLaren

By Christopher MacLaren

Treasurer and Principal Financial Officer

Date: April 9, 2024